Shareholder Report	12 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE RETIREMENT FUNDS, INC.
Entity Central Index Key	0001177017
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000129656
Shareholder Report [Line Items]
Fund Name	Target 2050 Fund
Class Name	Investor Class
Trading Symbol	TRFOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Target 2050 Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Target 2050 Fund - Investor Class	$69	0.61%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets generated strong returns for the 12 months ended May 31, 2026. Equities were supported by solid corporate earnings, enthusiasm for artificial intelligence and semiconductor-related investments, and periods of easing monetary policy as major central banks, including the Federal Reserve, reduced interest rates in late 2025. Despite volatility from shifting U.S. tariff policies and the U.S.-Iran conflict, markets recovered as ceasefire progress reduced energy-price pressures and improved investor sentiment, while fixed income benefited from declining yields, resilient credit markets, and easing geopolitical risks.

  Compared with the style-specific S&P Target Date 2050 Index, glide path effect contributed to results for the period. Despite bouts of volatility, global equity markets advanced significantly over the year, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, an overweight allocation to emerging markets equities, which strongly outpaced international developed markets, had a positive impact on relative results.

  Conversely, security selection within some of the underlying portfolios detracted from relative results, including allocations to U.S. large-cap value, core, and growth stocks.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Investor Class	Regulatory Benchmark	Strategy Benchmark
2016	10,000	10,000	10,000
2016	10,416	10,445	10,389
2016	10,407	10,693	10,435
2017	11,120	11,520	11,135
2017	11,689	11,769	11,551
2017	12,111	12,123	11,882
2017	12,726	13,074	12,647
2018	12,962	13,389	12,842
2018	12,943	13,542	12,928
2018	13,304	14,577	13,394
2018	12,639	13,797	12,655
2019	13,096	14,065	12,990
2019	13,016	13,880	12,788
2019	13,659	14,768	13,333
2019	14,352	15,934	14,227
2020	13,811	15,036	13,411
2020	13,811	15,471	13,353
2020	15,616	17,935	15,002
2020	16,687	18,966	15,976
2021	17,989	20,347	17,123
2021	19,316	22,264	18,550
2021	20,114	23,861	19,222
2021	19,672	23,961	18,909
2022	18,714	22,849	18,387
2022	17,428	21,444	17,424
2022	16,512	20,692	16,515
2022	17,126	21,373	17,122
2023	17,047	21,004	17,247
2023	17,461	21,880	17,550
2023	18,573	23,745	18,624
2023	18,739	24,067	18,798
2024	20,540	27,012	20,523
2024	21,331	27,916	21,236
2024	22,498	29,953	22,528
2024	23,252	32,367	23,221
2025	23,061	31,748	23,151
2025	23,337	31,578	23,659
2025	25,000	34,698	25,520
2025	26,238	36,765	26,789
2026	27,996	37,150	28,383
2026	29,175	40,876	30,086

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Target 2050 Fund (Investor Class)	25.02%	8.60%	11.30%
Russell 3000 Index (Regulatory Benchmark)	29.45	12.92	15.12
S&P Target Date 2050 Index (Strategy Benchmark)	27.16	10.15	11.64

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 423,077,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 1,942,000
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$423,077 Number of Portfolio Holdings24
Holdings [Text Block]
Table Summary
Domestic Equity Funds	63.8%
International Equity Funds	26.9
Domestic Bond Funds	5.8
International Bond Funds	2.6
Short-Term and Other	0.9

Largest Holdings [Text Block]
Table Summary
T. Rowe Price Growth Stock Fund	15.5%
T. Rowe Price Value Fund	15.0
T. Rowe Price Equity Index 500 Fund	8.7
T. Rowe Price U.S. Large-Cap Core Fund	8.4
T. Rowe Price International Value Equity Fund	7.7
T. Rowe Price Overseas Stock Fund	6.9
T. Rowe Price International Stock Fund	6.2
T. Rowe Price Real Assets Fund	5.5
T. Rowe Price New Income Fund	3.3
T. Rowe Price Emerging Markets Discovery Stock Fund	3.1

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000129657
Shareholder Report [Line Items]
Fund Name	Target 2050 Fund
Class Name	Advisor Class
Trading Symbol	PAOFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Target 2050 Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Target 2050 Fund - Advisor Class	$97	0.86%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets generated strong returns for the 12 months ended May 31, 2026. Equities were supported by solid corporate earnings, enthusiasm for artificial intelligence and semiconductor-related investments, and periods of easing monetary policy as major central banks, including the Federal Reserve, reduced interest rates in late 2025. Despite volatility from shifting U.S. tariff policies and the U.S.-Iran conflict, markets recovered as ceasefire progress reduced energy-price pressures and improved investor sentiment, while fixed income benefited from declining yields, resilient credit markets, and easing geopolitical risks.

  Compared with the style-specific S&P Target Date 2050 Index, glide path effect contributed to results for the period. Despite bouts of volatility, global equity markets advanced significantly over the year, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, an overweight allocation to emerging markets equities, which strongly outpaced international developed markets, had a positive impact on relative results.

  Conversely, security selection within some of the underlying portfolios detracted from relative results, including allocations to U.S. large-cap value, core, and growth stocks.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Advisor Class	Regulatory Benchmark	Strategy Benchmark
2016	10,000	10,000	10,000
2016	10,408	10,445	10,389
2016	10,390	10,693	10,435
2017	11,096	11,520	11,135
2017	11,665	11,769	11,551
2017	12,069	12,123	11,882
2017	12,675	13,074	12,647
2018	12,901	13,389	12,842
2018	12,882	13,542	12,928
2018	13,224	14,577	13,394
2018	12,550	13,797	12,655
2019	13,008	14,065	12,990
2019	12,908	13,880	12,788
2019	13,548	14,768	13,333
2019	14,229	15,934	14,227
2020	13,683	15,036	13,411
2020	13,672	15,471	13,353
2020	15,445	17,935	15,002
2020	16,498	18,966	15,976
2021	17,771	20,347	17,123
2021	19,077	22,264	18,550
2021	19,837	23,861	19,222
2021	19,398	23,961	18,909
2022	18,440	22,849	18,387
2022	17,165	21,444	17,424
2022	16,257	20,692	16,515
2022	16,844	21,373	17,122
2023	16,760	21,004	17,247
2023	17,145	21,880	17,550
2023	18,231	23,745	18,624
2023	18,382	24,067	18,798
2024	20,144	27,012	20,523
2024	20,910	27,916	21,236
2024	22,022	29,953	22,528
2024	22,752	32,367	23,221
2025	22,552	31,748	23,151
2025	22,809	31,578	23,659
2025	24,414	34,698	25,520
2025	25,602	36,765	26,789
2026	27,308	37,150	28,383
2026	28,436	40,876	30,086

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Target 2050 Fund (Advisor Class)	24.67%	8.31%	11.02%
Russell 3000 Index (Regulatory Benchmark)	29.45	12.92	15.12
S&P Target Date 2050 Index (Strategy Benchmark)	27.16	10.15	11.64

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 423,077,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 1,942,000
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$423,077 Number of Portfolio Holdings24
Holdings [Text Block]
Table Summary
Domestic Equity Funds	63.8%
International Equity Funds	26.9
Domestic Bond Funds	5.8
International Bond Funds	2.6
Short-Term and Other	0.9

Largest Holdings [Text Block]
Table Summary
T. Rowe Price Growth Stock Fund	15.5%
T. Rowe Price Value Fund	15.0
T. Rowe Price Equity Index 500 Fund	8.7
T. Rowe Price U.S. Large-Cap Core Fund	8.4
T. Rowe Price International Value Equity Fund	7.7
T. Rowe Price Overseas Stock Fund	6.9
T. Rowe Price International Stock Fund	6.2
T. Rowe Price Real Assets Fund	5.5
T. Rowe Price New Income Fund	3.3
T. Rowe Price Emerging Markets Discovery Stock Fund	3.1

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000169039
Shareholder Report [Line Items]
Fund Name	Target 2050 Fund
Class Name	I Class
Trading Symbol	TOORX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Target 2050 Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Target 2050 Fund - I Class	$48	0.43%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets generated strong returns for the 12 months ended May 31, 2026. Equities were supported by solid corporate earnings, enthusiasm for artificial intelligence and semiconductor-related investments, and periods of easing monetary policy as major central banks, including the Federal Reserve, reduced interest rates in late 2025. Despite volatility from shifting U.S. tariff policies and the U.S.-Iran conflict, markets recovered as ceasefire progress reduced energy-price pressures and improved investor sentiment, while fixed income benefited from declining yields, resilient credit markets, and easing geopolitical risks.

  Compared with the style-specific S&P Target Date 2050 Index, glide path effect contributed to results for the period. Despite bouts of volatility, global equity markets advanced significantly over the year, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, an overweight allocation to emerging markets equities, which strongly outpaced international developed markets, had a positive impact on relative results.

  Conversely, security selection within some of the underlying portfolios detracted from relative results, including allocations to U.S. large-cap value, core, and growth stocks.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	I Class	Regulatory Benchmark	Strategy Benchmark
2016	500,000	500,000	500,000
2016	520,796	522,241	519,427
2016	520,796	534,647	521,730
2017	556,022	575,993	556,745
2017	584,948	588,456	577,550
2017	605,609	606,127	594,105
2017	636,831	653,724	632,374
2018	648,610	669,441	642,108
2018	648,610	677,086	646,415
2018	666,694	728,858	669,695
2018	633,383	689,853	632,728
2019	656,630	703,243	649,478
2019	652,602	693,987	639,402
2019	685,333	738,405	666,653
2019	720,581	796,715	711,364
2020	693,955	751,784	670,541
2020	693,955	773,543	667,644
2020	785,043	896,730	750,107
2020	839,275	948,279	798,778
2021	905,207	1,017,369	856,140
2021	972,921	1,113,218	927,505
2021	1,013,008	1,193,037	961,092
2021	991,339	1,198,049	945,430
2022	943,350	1,142,441	919,331
2022	879,184	1,072,208	871,185
2022	833,592	1,034,579	825,748
2022	864,550	1,068,629	856,094
2023	861,015	1,050,213	862,370
2023	881,913	1,094,023	877,506
2023	938,040	1,187,255	931,191
2023	946,997	1,203,368	939,877
2024	1,038,960	1,350,596	1,026,167
2024	1,079,559	1,395,788	1,061,779
2024	1,138,611	1,497,655	1,126,421
2024	1,177,365	1,618,354	1,161,037
2025	1,168,926	1,587,401	1,157,538
2025	1,182,872	1,578,892	1,182,953
2025	1,267,816	1,734,883	1,275,980
2025	1,331,206	1,838,256	1,339,445
2026	1,421,260	1,857,519	1,419,175
2026	1,481,117	2,043,802	1,504,286

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Target 2050 Fund (I Class)	25.21%	8.77%	11.47%
Russell 3000 Index (Regulatory Benchmark)	29.45	12.92	15.12
S&P Target Date 2050 Index (Strategy Benchmark)	27.16	10.15	11.64

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 423,077,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 1,942,000
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$423,077 Number of Portfolio Holdings24
Holdings [Text Block]
Table Summary
Domestic Equity Funds	63.8%
International Equity Funds	26.9
Domestic Bond Funds	5.8
International Bond Funds	2.6
Short-Term and Other	0.9

Largest Holdings [Text Block]
Table Summary
T. Rowe Price Growth Stock Fund	15.5%
T. Rowe Price Value Fund	15.0
T. Rowe Price Equity Index 500 Fund	8.7
T. Rowe Price U.S. Large-Cap Core Fund	8.4
T. Rowe Price International Value Equity Fund	7.7
T. Rowe Price Overseas Stock Fund	6.9
T. Rowe Price International Stock Fund	6.2
T. Rowe Price Real Assets Fund	5.5
T. Rowe Price New Income Fund	3.3
T. Rowe Price Emerging Markets Discovery Stock Fund	3.1

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless